Business Acquisition - Schedule of Intangible Assets Acquired, Preliminary Estimated Useful Lives and Amortization (Details) (10-K)	12 Months Ended
Dec. 31, 2018 USD ($)
Total	$ 102,422
Customer List [Member]
Total	$ 102,422
Years	5 years
Amortization Method	Straight Line